Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
2.	MATERIAL ACCOUNTING POLICIES

2.1	PRINCIPLES OF CONSOLIDATION

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

2.2	BASIS OF PREPARATION

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively “IFRS Accounting Standards”). All IFRS Accounting Standards have been adopted by the Group in the preparation of the Consolidated Financial Statements throughout the relevant periods covered by the consolidated financial statements (“Relevant Periods”).

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern. However, the Group incurred a loss for the year of $35,528 (2024: $51,869) and had net cash outflows from operating activities of $33,452 (2024: $51,819) for the year ended December 31, 2025. As of December 31, 2025, the Group’s balance of cash and cash equivalents was $8,056 and the Group had net current liabilities of $14,736. These conditions indicate the existence of a material uncertainty that may cast significant doubt about the Group’s ability to continue as a going concern.

Management has evaluated these conditions and has developed a plan to address the Company’s financial situation. The plan includes: In December 2025, the Company entered into an exclusive license agreement with Jiangsu Aosaikang Pharmaceutical Co., Ltd. (“ASK Pharm”) for the development and commercialization of its investigational pan-RAS (ON) inhibitor AN9025 in mainland China, Hong Kong and Macau. Under the terms of the agreement, the Company is eligible to receive total potential payments of up to approximately RMB1.6 billion (approximately US$230.0 million), consisting of upfront payments, development milestone payments and sales milestone payments. In addition, the Company is entitled to receive tiered royalties on future net product sales in the licensed territory. In January 2026, the Company has received payments totaling RMB60.0 million (approximately US$8.7 million).

In February 2026, the Company entered into a securities purchase agreement with certain investors in connection with a private placement financing (PIPE). As of the date of issuance of these consolidated financial statements, the Company has received gross proceeds of approximately US$85.0 million from the PIPE financing.

Management believes that the proceeds received from the collaboration arrangement and the PIPE financing, together with the Company’s existing cash and cash equivalents, will provide sufficient liquidity to support the Company’s operations and meet its obligations for at least the next twelve months from the issuance date of these consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

2.3	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

New or amended Accounting Standards and Interpretations adopted

The consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting period.

The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the consolidated entity. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

New Accounting Standards and Interpretations not yet mandatory or early adopted

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the Consolidated Financial Statements.

Effective for accounting year beginning on or after
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	January 1, 2026
IFRS Volume 11	Annual improvements to IFRS	January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027

The Group is in the process of assessing the impact of these new and revised IFRSs upon initial application. The Group expects that IFRS 18 ‘Presentation and Disclosure in Financial Statements’ will have a significant impact on the presentation of the Group’s consolidated financial statements and may require judgements around the aggregation and disaggregation of certain items. In addition, additional disclosures relating to Management-defined Performance Measures may be required. Other new and revised IFRSs are not expected to have a significant effect on the Group’s financial performance and financial position.

2.4	SUMMARY OF MATERIAL ACCOUNTING POLICIES

Subsidiaries

A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

The financial statements of subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

When the Group loses control of a subsidiary, the assets and liabilities of that subsidiary and non-controlling interests (if any) are derecognised. The consolidated entity recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates or joint ventures are incorporated in the consolidated financial statements using the equity method of accounting. The financial statements of associates and joint ventures used for equity accounting purposes are prepared using uniform accounting policies as those of the Group for like transactions and events in similar circumstances. Under the equity method, an investment in an associate or a joint venture is initially recognised in the consolidated statement of financial position at cost and adjusted thereafter to recognise the Group’s share of the profit or loss and other comprehensive income of the associate or joint venture. Changes in net assets of the associate/joint venture other than profit or loss and other comprehensive income are not accounted for unless such changes resulted in changes in ownership interest held by the Group. When the Group’s share of losses of an associate or a joint venture exceeds the Group’s interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate or joint venture), the Group discontinues recognizing its share of further losses. Additional losses are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.

An investment in an associate or a joint venture is accounted for using the equity method from the date on which the investee becomes an associate or a joint venture. On acquisition of the investment in an associate or a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

The Group assesses whether there is an objective evidence that the interest in an associate or a joint venture may be impaired. When any objective evidence exists, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognised is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group applies IFRS 9, including the impairment requirements, to long-term interests in an associate or joint venture to which the equity method is not applied and which form part of the net investment in the investee. Furthermore, in applying IFRS 9 to long-term interests, the Group does not take into account adjustments to their carrying amount required by IAS 28 (i.e. adjustments to the carrying amount of long-term interests arising from the allocation of losses of the investee or assessment of impairment in accordance with IAS 28).

When the Group ceases to have significant influence over an associate or joint control over a joint venture, it is accounted for as a disposal of the entire interest in the investee with a resulting gain or loss being recognised in profit or loss. When the Group retains an interest in the former associate or joint venture and the retained interest is a financial asset within the scope of IFRS 9, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition. The difference between the carrying amount of the associate or joint venture and the fair value of any retained interest and any proceeds from disposing the relevant interest in the associate or joint venture is included in the determination of the gain or loss on disposal of the associate or joint venture. In addition, the Group accounts for all amounts previously recognised in other comprehensive income in relation to that associate or joint venture on the same basis as would be required if that associate or joint venture had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognised in other comprehensive income by that associate or joint venture would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) upon disposal/partial disposal of the relevant associate or joint venture.

When a group entity transacts with an associate or a joint venture of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognised in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.

Operating segments

Operating segments are presented using the ‘management approach’ where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The Company operates and manages its business as one operating segment, which is the business of developing innovative targeted and immune- modulating cancer therapies. The Board of Directors, who is considered to be the CODM, reviews financial information on an aggregate basis for purposes of allocating resources, assessing performance and monitoring budget versus actuals. The measure of segment assets and liabilities are reported on the statements of financial position as total assets and liabilities. All segment items included in net loss are reported on the statements of operations and comprehensive loss and described within their respective disclosures.

Fair value measurement

The Group measures certain financial instruments at fair value at the end of each of the Relevant Periods. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the Consolidated Financial Statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the Consolidated Financial Statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each of the Relevant Periods.

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset or cash-generating unit’s value in use and its fair value less cost of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each of the Relevant Periods as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Property, plant and equipment and depreciation

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Categories	Annual Depreciation Rates
Plant and machinery	10%, 20%
Office equipment	20%
Motor vehicles	19%
Electronic equipment	20% to 33%
Leasehold improvements	The shorter of remaining lease terms or estimated useful lives

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at the end of each of the Relevant Periods.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of profit or loss and other comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Other intangible assets (other than goodwill)

Other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each of the Relevant Periods.

Computer software

Computer software is stated at cost less any impairment losses and amortized on a straight-line basis over its estimated useful life of 5 years.

The estimated useful life of software is determined by considering the period of the economic benefits to the Group, as well as by referring to industry practice.

Research and development costs

The Group does not consider the development programs to be sufficiently advanced to reliably determine the economic benefits and technical feasibility to justify capitalization of development costs. All research costs are charged to expense as incurred.

Expenditure incurred on projects to develop new products is capitalized and deferred only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the Group’s ability to measure reliably the expenditure during the development. Product development expenditure which does not meet these criteria is expensed when incurred.

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(a)	Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Categories	Useful life
Offices	3 to 5 years
Office equipment	5 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(b)	Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. Variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c)	Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of office equipment (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment that are considered to be of low value.

Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss and other comprehensive income.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in the statement of profit or loss and other comprehensive income. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At the end of each of the Relevant Periods, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.

Stage 1	—	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2	—	Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3	—	Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at the end of each of the Relevant Periods.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s trade and other payables are subsequently measured at amortized cost using the effective interest rate method. Other financial liabilities include derivative financial instruments, interest-bearing bank and other borrowings and certain financial instruments designated at FVTPL.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss. The net fair value gain or loss recognized in the statement of profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Gains or losses on liabilities designated at fair value through profit or loss are recognized in the statement of profit or loss, except for the gains or losses arising from the Group’s own credit risk which are presented in other comprehensive income with no subsequent reclassification to the statement of profit or loss. The net fair value gain or loss recognized in the statement of profit or loss does not include any interest charged on these financial liabilities.

The company assessed the contract characteristics of each series of convertible redeemable preferred shares to determine whether they should be classified as equity instruments or financial liabilities. The Series B, C, and D Preferred Shares and Series B Convertible Loans were classified as financial liabilities measured at fair value through profit or loss. The decision was based on the presence of a redemption feature and a conversion option with a price adjustment feature, which are considered financial liabilities under IAS 32.

The company also determined that the Series B Convertible Loans are a hybrid instrument that includes a non-derivative host contract and embedded derivatives, which should be accounted for at fair value through profit or loss.

Financial liabilities at amortized cost (loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss and other comprehensive income.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss and other comprehensive income.

Derivative financial instruments

Initial recognition and subsequent measurement

The Group uses derivative financial instruments, such as warrants. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.

Any gains or losses arising from changes in fair value of derivatives are taken directly to profit or loss.

Current versus non-current classification

Derivative instruments that are not designated as effective hedging instruments are classified as current or non-current or separated into current and non-current portions based on an assessment of the facts and circumstances (i.e., the underlying contracted cash flows):

●	Where the Group expects to hold a derivative as an economic hedge (and does not apply hedge accounting) for a period beyond 12 months after the end of the reporting period, the derivative is classified as non-current (or separated into current and non-current portions) consistently with the classification of the underlying item.

●	Embedded derivatives that are not closely related to the host contract are classified consistently with the cash flows of the host contract.

●	Derivative instruments that are designated as, and are effective hedging instruments, are classified consistently with the classification of the underlying hedged item. The derivative instruments are separated into current portions and non-current portions only if a reliable allocation can be made.

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents at high-quality and accredited financial institutions in amounts that could exceed the $250,000 maximum amount insured by the Federal Deposit Insurance Corporation (FDIC). The Company does not believe that its cash and cash equivalents are subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the statement of profit or loss and other comprehensive income.

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each of the Relevant Periods and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each of the Relevant Periods and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

In compliance with IFRIC 23, accruals for risk on income tax are part of the income tax within the statements of operations and comprehensive loss and income tax payable within the statements of financial position.

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.

Revenue recognition

Sales of intellectual property

Revenue from sales of intellectual property is recognized when control of the intellectual property is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for the intellectual property.

When the consideration of sales of intellectual property includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the intellectual property to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Milestone payments and sales-based royalties represent a form of variable consideration which is included in the transaction price to the extent that it is highly probable that a significant reversal of accumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. When the Group cannot conclude that it is highly probable that a significant revenue reversal of cumulative revenue under the contract will not occur, the Group constrains the related variable consideration resulting in its exclusion from the transaction price.

 Options granted to customers to acquire additional intellectual property rights represent a form of contractual right that is evaluated to determine whether it provides a material right to the customer. To the extent that such options provide a material right that the customer would not have received without entering into the contract, the Group accounts for the option as a separate performance obligation and defers the related consideration, which is recognized as revenue when the option is exercised or expires. When the Group concludes that the option does not provide a material right, the option is not accounted for as a separate performance obligation, and the related consideration is recognized in accordance with the underlying performance obligations as they are satisfied.

As part of the accounting for this arrangement, the Group must use significant judgement to determine: (a) the performance obligations; and (b) the method to estimate variable consideration.

At contract inception, the Group assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct.

The Group uses judgement to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price. The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. If a milestone or other variable consideration relates specifically to the Group’s efforts to satisfy a single performance obligation or to a specific outcome from satisfying the performance obligation, the Group generally allocates that milestone amount entirely to that performance obligation once it is highly probable that a significant revenue reversal would not occur.

The Group recognizes revenue only when it satisfies a performance obligation by transferring control of the promised goods or services. The transfer of control can occur over time or at a point in time. A performance obligation is satisfied over time if it meets one of the following criteria:

(a)	The counterparty simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs; or

(b)	The Group’s performance creates or enhances an asset that the counterparty controls as the asset is created or enhanced.

The Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

The portion of the transaction price that is allocated to performance obligations satisfied at a point in time is recognized as revenue when control of the goods or services is transferred to the counterparty. If the performance obligation is satisfied over time, the portion of the transaction price allocated to that performance obligation is recognized as revenue as the performance obligation is satisfied. The Group adopts an appropriate method of measuring progress for purposes of recognizing revenue. The Group evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Transaction price includes upfront fees, milestone payments and sales royalties.

(a)	Upfront fees

Upfront payment is allocated to the performance obligations based on the Group’s best estimate of their relative stand-alone selling prices. Upfront payments is recorded as a contract liability upon receipt. The Group recognizes revenues from non-refundable upfront fees at a point in time when the transfer of control of the intellectual property to the counterparty occurs and the counterpary is able to use and benefit from the intellectual property.

Contract liabilities are presented on the consolidated statements of financial position as either current or non-current based upon forecasted performance.

(b)	Milestone payments

At the inception of each arrangement that includes milestone payments, the Group evaluates whether the milestones are considered highly probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant reversal of cumulative revenue would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received. The Group evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgement involved in determining whether it is highly probable that a significant reversal of cumulative revenue would not occur. At the end of each subsequent reporting period, the Group re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Milestone payments are allocated to performance obligations based on the Group’s best estimate of their relative stand-alone selling prices unless the criteria under IFRS 15.85 are met, in which case the milestone payments are allocated entirely to the performance obligation which the milestone payments are specifically related to.

The Group assessed that achievement of all the remaining contractual milestones is highly uncertain and the related milestone payments are not included in the transaction price. Milestones are achieved when the triggering event described in the related agreement occurs.

(c) Sales royalties

The Group recognizes revenue for a sales-based royalty promised in exchange for the sales of intellectual property only when (or as) the later of the following events occurs:

(i)	the subsequent sale occurs; and

(ii)	the performance obligation to which some or all of the sales-based royalty has been allocated has been satisfied.

Interest income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Interest income from cash in bank and investment at amortized cost were recorded in the Other operating income, net.

Share-based payments

The Company operates a share option scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees for grants is measured by reference to the fair value at the date at which they are granted. The fair value of options and RSUs with market conditions is determined by an external valuers using a the binomial model and Monte Carlo simulation, respectively, further details of which are given in note 25 to the Consolidated Financial Statements.

The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at the end of each of the Relevant Periods until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the statement of profit or loss and other comprehensive income for a period represents the movement in the cumulative expense recognized as of the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For grant of RSUs with service conditions only, the total amount to be expensed is determined by reference to the fair value of the Company’s shares at the grant date. In addition, in some circumstances employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purpose of recognizing the expenses during the period between service commencement date and grant date.

For grants of RSUs with market conditions, the total amount to be expensed is determined by reference to the fair value of the Company’s shares at the grant date, which is estimated using a Monte Carlo simulation model, further details are given in note 25 to the Consolidated Financial Statements.

Other employee benefits

Pension schemes

The employees of the Group’s subsidiaries who operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government. These subsidiaries are required to contribute a certain percentage of their payroll costs to the central pension scheme. The contributions are charged to profit or loss as they become payable in accordance with the rules of the central pension scheme.

The subsidiary in the U.S. maintains multiple qualified contributory savings plans as allowed under Section 401(k) of the Internal Revenue Code in the U.S. These plans are defined contribution plans covering substantially all its qualifying employees and provide for voluntary contributions by employees, subject to certain limits. The contributions are made by both the employees and the employer. The employees’ contributions are primarily based on specified dollar amounts or percentages of employee compensation. The only obligation of the subsidiary in the U.S. with respect to the retirement benefits plans is to make the specified contributions under the plans.

Housing fund — Mainland China

The Group contributes on a monthly basis to a defined contribution housing fund plan operated by the local municipal government. Contributions to this plan by the Group are expensed as incurred.

Finance costs

Finance costs attributable to qualifying assets are capitalized as part of the asset. All other finance costs are expensed in the period in which they are incurred, including interest on short-term and long-term borrowings.

Foreign currencies

These consolidated financial statements are presented in United States dollars (“$”), which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in the statement of operations and comprehensive loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of the initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

The functional currencies of certain subsidiaries established in the PRC are currencies other than $. As of the end of the reporting period, the assets and liabilities of these entities are translated into $ at the exchange rates prevailing at the end of the reporting period and their statements of profit or loss and other comprehensive income are translated into $ at the weighted average exchange rates for the year.

The resulting exchange differences are recognized in other comprehensive income and accumulated in the exchange fluctuation reserve. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the statement of profit or loss and other comprehensive income.

For the purpose of the consolidated statement of cash flows, the cash flows of the subsidiaries established in the PRC are translated into $ at the exchange rates at the dates of the cash flows. Frequently recurring cash flows of the subsidiaries established in the PRC which arise throughout the year are translated into $ at the weighted average exchange rates for the year.

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.